Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents (Details 3) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Debt securities denominated in other currencies	$ 328	$ 306
EUR
Statement [line items]
Debt securities denominated in other currencies	14	12
JPY
Statement [line items]
Debt securities denominated in other currencies	11	10
USD
Statement [line items]
Debt securities denominated in other currencies	$ 303	$ 284